Equity-accounted investees (Details Narrative) - Fusion Fuel Portugal [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Ownership percentage	50.00%
Subordinated loan	€ 2,000
Interest rate	2.00%
Fusion fuel spain drew	€ 250	€ 1,270